Fair Value Measurements and Hedging (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Fair Value Measurements and Hedging - Derivative instruments effect on statements of operations (Table)

	Years ended December 31,
	2023	2024	2025
Consolidated Income Statement
Gain/(loss) on derivative financial instruments, net
Realized gain/(loss) of de-designated accounting hedging relationship of interest rate swaps	—	335	1,192
Unrealized gain/(loss) of de-designated accounting hedging relationship of interest rate swaps	(3,539)	(2,299)	(212)
Realized gain/(loss) of foreign currency forward contracts	—	103	—
Total Gain/(loss) recognized	$(3,539)	$(1,861)	$980

Interest and finance costs
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other comprehensive income/(loss)	21,786	5,565	1,403
Total Gain/(loss) recognized	$21,786	$5,565	$1,403

Gain/(Loss) on FFAs and bunker swaps, net
Realized gain/(loss) on FFAs	1,923	(9,772)	2,250
Realized gain/(loss) on bunker swaps	6,403	68	2,205
Unrealized gain/(loss) on FFAs	(5,975)	5,639	553
Unrealized gain/(loss) on bunker swaps	(3,687)	32	(64)
Total Gain/(loss) recognized	$(1,336)	$(4,033)	$4,944

Fair value measurements and Hedging -- Fair value on a recurring basis - Quoted Prices in Active Markets (Table)

		Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)
		December 31, 2024		December 31, 2025
	Balance Sheet Location	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
FFAs - current	Derivatives, current asset portion	$65	$—	$617	$—
Bunker swaps - current	Derivatives, current asset portion	63	—	—	—
Total		$128	$—	$617	$—

Fair Value Measurements and Hedging - Fair value on a recurring basis - Significant Other Observable Inputs (Table)

		Significant Other Observable Inputs (Level 2)
		December 31, 2024		December 31, 2025
	Balance Sheet Location	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
Interest rate swaps - current	Derivatives, current asset portion	$—	$2,049	$—	$—
Interest rate swaps - non-current	Derivatives, non-current asset portion	—	330	—	—
Total		$—	$2,379	$—	$—

Fair Value Measurements and Hedging- Amortized cost and fair value of AFS debt securities (Table)
		December 31, 2025
	Balance Location	Amortized Cost	Unrealized gain/(loss)	Fair Value
AFS Debt Securities	Other current assets	$1,408	$109	$1,517
Total		$1,408	$109	$1,517